REVERSE STOCK SPLIT (Details Narrative)		3 Months Ended
	Jun. 06, 2022	Mar. 31, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stockholders' Equity Note, Stock Split		1 for 20 to 1 for 80
Board Of Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stockholders' Equity Note, Stock Split	1 for 80	1 for 80